Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade payables
Trade payables	$ 131,307	$ 155,034
Other payables
Other accounts payable	35,553	33,689
Classification by maturity:
Trade and other current payables	166,244	188,084
Trade and other non-current payables	616	639
Trade and other payables.	166,860	188,723
Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	57,097	59,693
Other payables
Other accounts payable	19,387	23,771
Classification by maturity:
Trade and other current payables	76,484	83,464
Sociedad Minera Cerro Verde S.A.A. [Member]
Trade payables
Accounts payable	224,920	231,136
Other payables
Other accounts payable	99,380	101,254
Classification by maturity:
Trade and other payables.	461,844	316,324
Domestic suppliers [Member]
Trade payables
Trade payables	131,278	154,998
Domestic suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	45,671	48,847
Related entities [Member]
Trade payables
Trade payables	29	36
Other payables
Other payables	51	20
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	11,426	10,846
Taxes payable [Member]
Other payables
Other payables	12,043	9,102
Other Taxes Payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	5,326	728
Remuneration and similar benefits payable [Member]
Other payables
Other payables	11,522	10,531
Remuneration and similar benefits payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other accounts payable	11,365	22,907
Interest Payable [Member]
Other payables
Other payables	5,318	7,464
Royalties payable to the Peruvian State [Member]
Other payables
Other payables	2,132	2,171
Royalties payable to the Peruvian State [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	2,696	136
Dividends payable [Member]
Other payables
Other payables	604	663
Other liability [Member]
Other payables
Other payables	3,883	3,738
Financial payables [Member]
Classification by maturity:
Trade and other payables.	152,686	177,450
Non financial payables [Member]
Classification by maturity:
Trade and other payables.	$ 14,174	$ 11,273